Schedule of Deferred Income Taxes (Details) - USD ($)	Aug. 31, 2024	Aug. 31, 2023
Deferred tax assets
Intangible assets	$ 54,750
Finance lease liabilities	258,930	293,610
Convertible debentures	6,550
Investments	5,240	3,930
Share issuance costs	413,950	435,920
Operating tax losses carried forward	2,633,950	1,844,180
SR&ED Pool from T661	271,750	67,560
Charitable donations carryforward	28,010	29,000
Total deferred tax assets	3,673,130	2,674,200
Valuation allowance	(3,440,100)	(2,266,630)
Total net deferred tax assets	233,030	407,570
Property, plant and equipment	(13,430)	(41,190)
Right of use assets	(219,600)	(254,500)
Intangible assets		(110,960)
Loan		(920)
Total deferred tax liabilities	(233,030)	(407,570)
Net deferred tax liability